Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Schedule of Short-Term Investments

Short-term investments include the following:

	As of December 31,
	2024	2025
	RMB	RMB
Investment in equity securities with readily determinable fair value	—	22,339,045
Investment in warrants	—	3,875,947
Short-term investments	—	26,214,992

Schedule of Summarizes Inputs Model Used to Estimate the Fair Value of Investment in Warrants	The following table summarizes the inputs to the model used to estimate the fair value of the investment in warrants as of December 31, 2025:
	December 31, 2025
Stock price	US$	6.42
Exercise price	US$	15.15
Expected volatility		80.27%
Time to maturity (in years)		2.58
Risk-free interest rate		3.50%